Derivatives and Hedge Accounting Activities (Gains and Losses on Derivatives in Cash Flow Hedging Relationships) (Detail) - Cash Flow Hedges - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[1]	$ 11	$ 92	$ 184
Amount of Gain (Loss) Reclassified From AOCI to Income		47	259	176
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	(58)	(26)	(9)
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[3]	(8)	(3)	(3)
Amount of Gain (Loss) Reclassified From AOCI to Income		(1)	(1)	(1)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[4]	(58)	(26)	(9)
Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[5]	8	(26)	10
Amount of Gain (Loss) Reclassified From AOCI to Income		7	(15)	6
Commodity
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[1]	1	164	230
Amount of Gain (Loss) Reclassified From AOCI to Income		79	307	187
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]			4
Commodity | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income				(1)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[4]			4
Commodity | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[5]	(10)	(12)	16
Amount of Gain (Loss) Reclassified From AOCI to Income		(8)	4	6
Commodity | Operating Revenue
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income		81	330	203
Commodity | Operating Revenue | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income		(8)	4	6
Commodity | Purchased Gas
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income		(2)	(13)	(15)
Commodity | Electric fuel and other energy-related purchases
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income			(10)	(1)
Commodity | Electric fuel and other energy-related purchases | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income				(1)
Interest rate
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[1],[6]	(8)	(66)	(46)
Amount of Gain (Loss) Reclassified From AOCI to Income	[6]	(52)	(31)	(11)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2],[6]	(58)	(26)	(13)
Interest rate | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[3],[7]	(8)	(3)	(3)
Amount of Gain (Loss) Reclassified From AOCI to Income	[7]	(1)	(1)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[4],[7]	(58)	(26)	(13)
Interest rate | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[5],[8]		(8)	$ (6)
Amount of Gain (Loss) Reclassified From AOCI to Income	[8]	(5)	(2)
Foreign currency
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[1],[9]	18	(6)
Amount of Gain (Loss) Reclassified From AOCI to Income	[9]	20	(17)
Foreign currency | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	[5],[10]	18	(6)
Amount of Gain (Loss) Reclassified From AOCI to Income	[10]	$ 20	$ (17)

[1]	Amounts deferred into AOCI have no associated effect in Dominion Energy's Consolidated Statements of Income.
[2]	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy's Consolidated Statements of Income.
[3]	Amounts deferred into AOCI have no associated effect in Virginia Power's Consolidated Statements of Income.
[4]	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power's Consolidated Statements of Income.
[5]	Amounts deferred into AOCI have no associated effect in Dominion Energy Gas' Consolidated Statements of Income.
[6]	Amounts recorded in Dominion Energy's Consolidated Statements of Income are classified in interest and related charges.
[7]	Amounts recorded in Virginia Power's Consolidated Statements of Income are classified in interest and related charges.
[8]	Amounts recorded in Dominion Energy Gas' Consolidated Statements of Income are classified in interest and related charges.
[9]	Amounts recorded in Dominion Energy's Consolidated Statements of Income are classified in other income.
[10]	Amounts recorded in Dominion Energy Gas' Consolidated Statements of Income are classified in other income.